UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments September 30, 2011 (Unaudited)

Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
44,000	Anchor Bancorp *	$ 421,064	$ 273,240
129,534	Preferred Bank *	977,734	1,028,500
100	Suffolk Bancorp	1,127	832
461,607	Wilshire Bancorp *	1,436,280	1,264,803
		2,836,205	2,567,375	5.32%
Conglomerate
61,212	Handy & Harman Ltd. *	75,572	617,629
161,451	Harbinger Group, Inc. *	1,010,702	818,557
142,049	Regency Affiliates, Inc. *	750,235	830,987
		1,836,509	2,267,173	4.70%
Electronic Connectors
100	Methode Electronics, Inc.	972	743	0.00%

Fabricated Metal Products
117,900	Hardinge, Inc.	447,891	966,792
12,150	Keystone Consol Industries, Inc. *	95,170	87,480
		543,061	1,054,272	2.19%
Financial Services
243,434	Asta Funding, Inc.	351,536	1,974,250
330,845	BKF Capital Group, Inc. *	1,200,242	430,099
512,840	Cadus Corp. *	828,076	692,334
17,100	Capital Southwest Corp.	1,275,408	1,265,400
285,670	Cosine Communications, Inc. *	697,285	579,910
1,200	Courier Corp.	8,552	7,848
117,200	Kent Financial Services, Inc. *	265,452	158,220
143,437	MVC Capital, Inc.	1,254,961	1,501,785
1,600	Nara Bancorp, Inc. *	12,535	9,712
1,346	Novt Corp. *	297,749	605,700
370,300	Signature Group Holdings, Inc. *	244,158	144,417
1,125,027	SWK Holdings Corp. *	958,900	933,772
		7,394,854	8,303,447	17.22%
Furniture & Fixtures
7,500	Hooker Furniture	64,825	67,875
77,253	Flexsteel Industries, Inc.	470,993	1,158,022
65,730	Stanley Furniture Co., Inc. *	203,311	190,617
		739,129	1,416,514	2.94%
Greeting Cards & Gift-wrap
39,600	CSS Industries, Inc.	640,739	660,528	1.37%

Insurance
29,048	EMC Insurance Group	532,205	534,483
1,228,915	First Acceptance Corp. *	2,860,052	1,511,565
252,624	Hallmark Financial Services, Inc. *	1,654,103	1,861,839
24,400	Independence Holdings Co.	116,279	176,900
97,400	Montpelier Re Holdings Ltd.	1,301,861	1,722,032
900	Navigators Group, Inc. *	33,483	38,889
20,900	Old Republic International Corp.	163,294	186,428
3,400	Penn Millers *	35,860	68,306
109,089	Seabright Holdings, Inc.	700,444	785,441
		7,397,581	6,885,883	14.28%
Mobile Homes
23,250	Nobility Homes, Inc. *	173,480	153,450	0.32%

Railroad Equipment
100	Freight Car America, Inc. *	1,912	1,441	0.00%

Security Services
1,627,683	Sielox, Inc. *	554,777	97,661	0.20%

Test & Measurement
50,200	Electro Sensors, Inc.	199,619	178,712
31,000	Preceptron, Inc. *	85,013	167,710
		284,632	346,422	0.72%
Trucking
69,153	P.A.M. Transportation Services, Inc. *	306,797	690,147	1.43%

Total for Common Stock		$ 22,710,648	$ 24,445,056	50.70%

Closed-End & Exchange Traded Funds
3,200	Central Europe & Russia Fund, Inc.	38,575	97,408
81,680	Japan Smaller Capitalization Fund, Inc.	542,791	608,516
35,059	Petroleum & Resources Corp.	610,962	793,035
5,760	ProShares UltraShort Russell 2000 Growth *	622,743	307,584
4,700	ProShares UltraShort Technology *	605,411	298,027
9,300	Singapore Fund, Inc.	57,195	106,206
8,900	Turkish Investment Fund, Inc.	37,943	112,941
		2,515,620	2,323,717

Total for Closed-End Mutual Fund		$ 2,515,620	$ 2,323,717	4.82%

Real Estate Investment Trust
12,300	American Land Lease, Inc. Preferred	262,236	255,840
5,100	Getty Realty Corp.	88,490	73,542
731	USA Real Estate Investors Trust *	273,550	51,170

Total for Real Estate Investment Trust		$ 624,276	$ 380,552	0.79%

SHORT TERM INVESTMENTS
Money Market Fund
21,382,582	First American Government Obligation Fund Class Z 0.00% **	21,382,582	21,382,582

Total for Short Term Investments		$ 21,382,582	$ 21,382,582	44.34%

	Total Investments	$ 47,233,126	$ 48,531,907	100.65%

	Liabilities In Excess of Other Assets		(312,822)	-0.65%

	Net Assets		$ 48,219,085	100.00%

* Non-Income producing securities.
** Dividend Yield
NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,233,126 amounted to $1,298,790, which consisted of aggregate gross unrealized appreciation of $6,026,134 and aggregate gross unrealized depreciation of $4,727,344.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,445,056	$0	$0	$24,445,056
Closed End & Exchange Traded Funds	$2,323,717	$0	$0	$2,323,717
Real Estate Investment Trusts	$380,552	$0	$0	$380,552
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$21,382,582	$0	$0	$21,382,582
Total	$48,531,907	$0	$0	$48,531,907

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 28, 2011

* Print the name and title of each signing officer under his or her signature.